Summary Of Significant Accounting Policies - Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share (Details) - Surrozen Inc [Member] - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities, Total	105,449,645	101,082,361	102,237,486	72,109,873
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities, Total	95,289,932	95,289,932	95,289,932	66,718,509
Options outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities, Total	8,429,189	4,704,000	6,093,611	4,091,333
Unvested RSAs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities, Total	1,114,586	347,397	263,022	460,939
Unvested common stock subject to repurchase [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities, Total	615,938	741,032	590,921	839,092